9. SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Management has evaluated events and transactions subsequent to the consolidated balance sheet date for potential recognition or disclosure through August 30, 2017, the date the consolidated financial statements were available to be issued. The following event required recognition or disclosure in the consolidated financial statements:

On May 31, 2017, SeD Maryland Development LLC sold 13 model lots for $1,473,236.